Expense Example {- Fidelity Asset Manager 60%} - 09.30 Fidelity Asset Manager Funds Retail Combo PRO-10 - Fidelity Asset Manager 60% - Fidelity Asset Manager 60%	Nov. 28, 2020 USD ($)
Expense Example:
1 year	$ 73
3 years	227
5 years	395
10 years	$ 883